VARIABLE INTEREST ENTITIES ("VIEs") - Summary of assets and liabilities of lessor VIEs (Details) $ in Thousands		6 Months Ended	11 Months Ended	12 Months Ended
		Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 USD ($) variable_interest_entity	Dec. 31, 2023 USD ($) variable_interest_entity	Dec. 31, 2022 variable_interest_entity
Assets [Abstract]
Restricted cash and short-term deposits				$ 446	$ 3,842
Liabilities [Abstract]
Current portion of long-term debt and short-term debt				(141,996)	(194,413)
Accrued expenses				(34,144)	(42,275)
Total liabilities				$ (1,481,636)	$ (1,250,363)
VIE, Number of entities consolidated | variable_interest_entity				0	2	2
Statements of cash flows:
Net debt repayments	[1],[2]	$ (498,832)	$ (96,724)	$ (257,384)	$ (203,130)
Net debt receipts	[1]	0	570,000	411,347	110,000
Financing costs paid	[1]	0	(7,382)	(9,960)	(1,892)
Variable interest entity
Assets [Abstract]
Restricted cash and short-term deposits				0	3,350
Liabilities [Abstract]
Current portion of long-term debt and short-term debt				0	(79,453)
Accrued expenses				0	(24,827)
Total liabilities				0	(104,280)
Statements of operations:
Interest expense		866	4,363	4,651	5,932
Statements of cash flows:
Net debt repayments		0	(47,742)	(32,119)	(39,306)
Net debt receipts		0	0	0	0
Financing costs paid		$ 0	$ 0	0	0
Interest expense at contractual rates				3,000	4,300
Amortization of fair value adjustments to assumed debt obligations				$ 1,600	$ 1,600

[1]	Refer to Note 2.a for the basis of preparation of the Successor and Predecessor periods.
[2]	Repayments of short-term and long-term debt includes $148.4 million paid by the Company to exercise its options to repurchase Kool Ice and Kool Kelvin, under their respective sale and leaseback agreements. Refer to Note 5.